Restatement (Details) - Schedule of Comprehensive Loss (Parentheticals)	6 Months Ended
Jun. 30, 2023 $ / shares
Previously Reported [Member]
Condensed Statement of Income Captions [Line Items]
Loss Per Share – diluted	$ (8.32)
Revision of Prior Period, Adjustment [Member]
Condensed Statement of Income Captions [Line Items]
Loss Per Share – diluted	6.3
As Restated
Condensed Statement of Income Captions [Line Items]
Loss Per Share – diluted	$ (2.1)